Post-retirement benefits - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-retirement benefits
Past service credit/(cost)	$ 34	$ (40)
Net interest on post-employment defined benefit plan liabilities	(53)	(52)	$ (49)
Other comprehensive income
Remeasurement of the defined benefit liability	(364)	(46)	$ (242)
Pension schemes
Post-retirement benefits
Current service cost	(87)	(74)
Past service credit/(cost)	34	(40)
Expenses	(6)	(14)
Total charge to operating profit	(59)	(128)
Interest income on scheme assets	236	235
Interest expense on post-retirement scheme obligations	(289)	(287)
Net interest on post-employment defined benefit plan liabilities	(53)	(52)
Charge before taxation	(112)	(180)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	696	(474)
Experience gains/(losses) arising on the post-retirement scheme obligations	(6)	(72)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(1,375)	393
Changes in demographic assumptions	321	107
Remeasurement of the defined benefit liability	(364)	(46)
Pension schemes | UK defined benefit plans
Post-retirement benefits
Current service cost	(18)	(23)
Past service credit/(cost)	34	(34)
Expenses	(5)	(5)
Total charge to operating profit	11	(62)
Interest income on scheme assets	159	156
Interest expense on post-retirement scheme obligations	(186)	(185)
Net interest on post-employment defined benefit plan liabilities	(27)	(29)
Charge before taxation	(16)	(91)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	294	(351)
Experience gains/(losses) arising on the post-retirement scheme obligations	39	(26)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(771)	389
Changes in demographic assumptions	297	109
Remeasurement of the defined benefit liability	(141)	121
GMP equalisation past service cost	49
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(21)	(15)
Past service credit/(cost)	3
Expenses	(1)	2
Total charge to operating profit	(19)	(13)
Interest income on scheme assets	7	5
Interest expense on post-retirement scheme obligations	(15)	(13)
Net interest on post-employment defined benefit plan liabilities	(8)	(8)
Charge before taxation	(27)	(21)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	47	1
Experience gains/(losses) arising on the post-retirement scheme obligations	(5)	6
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(104)	13
Changes in demographic assumptions	3	(7)
Remeasurement of the defined benefit liability	(59)	13
US | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(4)	(4)
Expenses		(1)
Total charge to operating profit	(4)	(5)
Interest income on scheme assets	51	50
Interest expense on post-retirement scheme obligations	(55)	(53)
Net interest on post-employment defined benefit plan liabilities	(4)	(3)
Charge before taxation	(8)	(8)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	183	(106)
Experience gains/(losses) arising on the post-retirement scheme obligations	(30)	(35)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(182)	151
Changes in demographic assumptions	21	5
Remeasurement of the defined benefit liability	(8)	15
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(44)	(32)
Past service credit/(cost)	(3)	(6)
Expenses		(10)
Total charge to operating profit	(47)	(48)
Interest income on scheme assets	19	24
Interest expense on post-retirement scheme obligations	(33)	(36)
Net interest on post-employment defined benefit plan liabilities	(14)	(12)
Charge before taxation	(61)	(60)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	172	(18)
Experience gains/(losses) arising on the post-retirement scheme obligations	(10)	(17)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(318)	(160)
Remeasurement of the defined benefit liability	$ (156)	$ (195)